Disposal of Subsidiaries (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disposal of Subsidiaries (Textual)
Recognized losses in connection with disposals	$ 5,018